SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Bank service charges	$ 1,930	$ 1,544	$ 4,796	$ 4,082
Filing and registration fees	12,172	18,933	53,130	41,004
Foreign exchange		725		825
Insurance	24,261	20,008	68,551	42,987
Office maintenance	10,349	7,961	35,794	19,435
Payroll	18,759	16,278	51,813	18,535
Regulatory fees			7,286	3,842
Rent	4,500	4,500	13,500	12,300
Travel	7,749	14,485	31,288	48,325
General and administrative expenses	$ 79,720	$ 84,434	$ 266,158	$ 191,335